UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04605

First Opportunity Fund, Inc.

(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO 80302

(Address of principal executive offices) (Zip code)

Fund Administrative Services

2344 Spruce Street, Suite A

Boulder, CO 80302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 444-5483

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Item 1 – Schedule of Investments.

The Schedule of Investments is included herewith.

Portfolio of Investments as of June 30, 2011 (Unaudited)

FIRST OPPORTUNITY FUND, INC.

Shares	Description	Value (Note 1)

LONG TERM INVESTMENTS (91.7%)
DOMESTIC COMMON STOCKS (34.7%)
Banks & Thrifts (14.9%)
54,790	Alliance Bankshares Corp.*	$268,471
27,800	American River Bankshares*	169,302
8,439	Ameris Bancorp*	74,854
406,400	AmeriServ Financial, Inc.*	776,224
30,289	Bank of Commerce Holdings	127,214
62,500	Bank of Virginia*	123,125
42,700	BCB Bancorp, Inc.	485,499
28,000	Bridge Capital Holdings*	310,240
35,498	Carolina Trust Bank*	104,719
340,815	CCF Holding Co.*(a)	187,448
43,644	Central Valley Community Bancorp*	286,741
38,860	Centrue Financial Corp.*	23,316
12,300	Citizens & Northern Corp.	185,361
60,000	Community Bank*(b)(c)(d)	3,900,600
56,800	The Connecticut Bank & Trust Co.*	371,472
65,566	Eastern Virginia Bankshares, Inc.	219,646
4,085	Evans Bancorp, Inc.	55,965
97,200	FC Holdings, Inc.*(b)(c)(d)	16,524
4,300	First Advantage Bancorp	54,997
39,700	First American International*(b)(c)(d)	485,134
61,678	First California Financial Group, Inc.*	219,265
17,400	First Capital Bancorp, Inc.*	70,644
518,508	First Republic Bank*(b)(c)(d)	15,063,694
144,200	First Security Group, Inc.*	93,730
66,726	First Southern Bancorp, Inc. - Class B*	774,022
28,200	First State Bank*(b)(c)(d)	7,050
2,880	First Trust Bank*	10,512
193,261	Florida Capital Group*(b)(c)(d)	96,631
7,820	FNB Bancorp	70,380
155,800	Great Florida Bank - Class A*	28,044
15,300	Great Florida Bank - Class B*	4,590
66,000	Greater Hudson Bank N.A.*	363,000
228,000	Hampshire First Bank*	1,824,000
8,500	Heritage Financial Corp.	109,905
199,918	Heritage Oaks Bancorp*	759,688
36,900	ICB Financial*	116,235
14,200	Katahdin Bankshares Corp.	205,190
126,100	Metro Bancorp, Inc.*	1,440,062
905,600	National Bancshares, Inc.*(b)(c)(d)	172,064
17,300	New England Bancshares, Inc.	167,810
4,000	North Dallas Bank & Trust Co.(d)	208,040
30,400	Oak Ridge Financial Services, Inc.*	114,608
1,900	Old Point Financial Corp.	22,287
44,800	OmniAmerican Bancorp, Inc.*	670,656
24,000	Pacific Continental Corp.	219,600
162,590	Pilot Bancshares, Inc.*	302,417
190,540	Republic First Bancorp, Inc.*	421,093
4,500	Shore Bancshares, Inc.	31,275
76,195	Southern First Bancshares, Inc.*	647,658
79,900	Southern National Bancorp of Virginia, Inc.*	542,521
302,900	Square 1 Financial, Inc.*(b)(c)(d)	1,565,993
73,100	State Bancorp, Inc.	975,154

9,960	Tower Bancorp, Inc.	272,904
41,122	Valley Commerce Bancorp*	349,539
57,400	Wells Fargo & Co.	1,610,644
238,000	Western Liberty Bancorp*	716,380
12,404	Xenith Bankshares, Inc.*	50,856

		38,544,993

Diversified Financial Services (1.9%)
16,241	Affinity Financial Corp.*(b)(c)(d)	–
79,000	AllianceBernstein Holding, LP	1,535,760
100,033	Center Financial Corp.*	635,210
25,000	CMET Finance Holding*(b)(d)(e)	490,750
276,300	Highland Financial Partners LP*(b)(d)(e)	–
60,000	Independence Financial Group, Inc.*(b)(c)(d)	371,400
70,215	Mackinac Financial Corp.*	421,290
455,100	Ocwen Structured Investments, LLC*(b)(c)(d)	423,243
349,967	Terra Nova Financial Group*	17,848
47,960	Tiptree Financial*(b)(d)(e)	1,035,456

		4,930,957

Electric (1.3%)
80,000	PPL Corp.	2,226,400
16,800	Public Service Enterprise Group, Inc.	548,352
12,400	SCANA Corp.	488,188

		3,262,940

Healthcare Products (2.4%)
91,800	Johnson & Johnson	6,106,536

Insurance (1.8%)
19,678	Forethought Financial Group, Inc. - Class A*(b)(c)(d)	4,766,405

Mining (0.2%)
10,000	Freeport-McMoRan Copper & Gold, Inc.	529,000

Mortgages & REITS (0.8%)
55,000	Embarcadero Bank*(b)(c)(d)	559,350
155,504	Newcastle Investment Holdings Corp., REIT*(d)	144,152
87,900	Verde Realty*(b)(c)(d)	1,423,980

		2,127,482

Pharmaceuticals (0.3%)
20,447	Merck & Co., Inc.	721,575

Pipelines (0.2%)
9,800	Energy Transfer Partners, LP	478,926

Registered Investment Companies (RICs) (0.5%)
40,000	Cohen & Steers Infrastructure Fund, Inc.	712,000
27,420	RMR Asia Pacific Real Estate Fund	506,996

		1,218,996

Retail (0.5%)
20,000	Walgreen Co.	849,200
10,000	Wal-Mart Stores, Inc.	531,400

		1,380,600

Savings & Loans (9.2%)
34,100	Appalachian Bancshares, Inc.*	341
10,000	Auburn Bancorp, Inc.*(d)	67,500
113,600	Beacon Federal Bancorp, Inc.	1,569,952
14,400	BofI Holding, Inc.*	207,504
96,980	Broadway Financial Corp.(a)	213,356
45,100	Carver Bancorp, Inc.	36,080
61,300	Central Federal Corp.*	49,040
54,346	CFS Bancorp, Inc.	291,838

14,015	Charter Financial Corp.	138,748
15,730	Citizens Community Bank*	57,414
84,466	Citizens South Banking Corp.*	346,311
1,314	Colonial Financial Services, Inc.*	16,622
33,500	Eagle Bancorp	355,770
20,200	ECB Bancorp, Inc.	218,766
30,491	ESSA Bancorp, Inc.	378,698
32,500	Fidelity Federal Bancorp*(d)	371,800
19,238	First Community Bank Corp. of America*	5,387
43,400	Georgetown Bancorp, Inc.*	264,740
222,900	Hampden Bancorp, Inc.	2,957,883
22,030	HF Financial Corp.	238,365
47,216	Home Bancorp, Inc.*	698,325
88,948	Home Federal Bancorp, Inc.	977,539
58,100	Jefferson Bancshares, Inc.*	188,244
35,500	Legacy Bancorp, Inc.	492,030
42,000	Liberty Bancorp, Inc.	401,100
22,600	Malvern Federal Bancorp, Inc.	168,144
310,300	MidCountry Financial Corp.*(b)(c)(d)	1,393,247
599	Naugatuck Valley Financial Corp.	4,712
28,717	Newport Bancorp, Inc.*	400,889
106,998	Ocean Shore Holding Co.	1,292,536
29,100	Old Line Bancshares, Inc.	243,858
82,800	Osage Bancshares, Inc.	667,368
191,410	Pacific Premier Bancorp, Inc.*	1,225,024
165,930	Perpetual Federal Savings Bank(a)	2,074,125
17,500	Privee, LLC*(b)(c)(d)	–
52,700	Provident Financial Holdings, Inc.	417,911
40,650	Redwood Financial, Inc.*(a)	487,800
89,993	River Valley Bancorp(a)	1,462,386
18,807	Rockville Financial, Inc.	186,189
6,300	Royal Financial, Inc.*	13,860
277,279	SI Financial Group, Inc.	2,800,518
13,200	Sound Financial, Inc.*	78,672
100,000	Sterling Eagle*(d)	–
110,500	Third Century Bancorp*(a)	276,250

		23,736,842

Tobacco Products (0.7%)
42,000	Altria Group, Inc.	1,109,220
11,000	Philip Morris International, Inc.	734,470

		1,843,690

TOTAL DOMESTIC COMMON STOCKS
(Cost $125,339,421)		89,648,942

FOREIGN COMMON STOCKS (4.5%)
Banks (0.2%)
7,378	Spar Nord Bank A/S*	61,252
19,324	Sydbank A/S	431,309

		492,561

Banks & Thrifts (0.2%)
5,490	Gronlandsbanken	407,742

Diversified Financial Services (0.1%)
14,934	Financial Technologies India, Ltd.	292,182

Insurance (0.7%)
11,200	Majestic Capital, Ltd.*	112
6,700	Muenchener Rueckversicherungs AG	1,024,559
70,457	Phoenix Group Holdings	689,225
36,500	RAM Holdings, Ltd.*	59,495

		1,773,391

National Stock Exchange (0.6%)
17,776	NSE India, Ltd.*(b)(c)(d)	1,500,445

Oil & Gas (1.0%)
80,000	Pengrowth Energy Corp.	1,006,400
18,000	Total SA, Sponsored ADR	1,041,120
8,000	Transocean, Ltd.	516,480

		2,564,000

Pharmaceuticals (1.2%)
24,000	Sanofi	1,929,522
30,000	Sanofi, ADR	1,205,100

		3,134,622

Real Estate (0.5%)
98,000	Cheung Kong Holdings, Ltd.	1,433,157

TOTAL FOREIGN COMMON STOCKS
(Cost $14,282,582)		11,598,100

LIMITED PARTNERSHIPS (51.2%)
1	Bay Pond Partners, LP*(b)(c)(d)	43,550,528
1	Iguazu Partners, LP*(b)(c)(d)	4,649,021
1	J. Caird Partners, LP*(a)(b)(c)(d)	19,828,772
1	North River Partners, LP*(b)(c)(d)	16,312,151
1	Wolf Creek Partners, LP*(a)(b)(c)(d)	47,995,881

		132,336,353

TOTAL LIMITED PARTNERSHIPS
(Cost $118,500,000)		132,336,353

DOMESTIC PREFERRED STOCKS (0.7%)
1,600	Maiden Holdings, Ltd., Series C, 14.00%*(b)(d)(e)	1,786,226

TOTAL DOMESTIC PREFERRED STOCKS
(Cost $1,600,000)		1,786,226

DOMESTIC WARRANTS (0.2%)
	Dime Bancorp, Inc., Litigation Tracking Warrant, strike
195,000	price $0.00, Expires 12/26/50*	120,900
	Flagstar Bancorp, Warrant, strike price $1.00, Expires
262,296	1/30/19* (d)	220,099
	Forethought Financial Group, Inc., Warrant, strike price
6,560	$220.00, Expires 7/13/11* (b)(c)(d)	131,266

		472,265

TOTAL DOMESTIC WARRANTS
(Cost $–)		472,265

Shares/ Par Value	Description	Value (Note 1)

DOMESTIC CORPORATE BONDS & NOTES (0.4%)
Banks (0.4%)
$1,010,000 Susquehanna Capital II, 11.00%, due 3/23/40		1,090,800

TOTAL DOMESTIC CORPORATE BONDS & NOTES
(Cost $1,010,000)		1,090,800

TOTAL LONG TERM INVESTMENTS
(Cost $260,732,003)		236,932,686

SHORT TERM INVESTMENTS (8.0%)
Money Market Funds (8.0%)
4,820,714	Dreyfus Treasury Cash Management Money Market Fund, Institutional Class (7 day Yield 0.010%)	4,820,714
15,900,000	JPMorgan Prime Money Market Fund (7 day Yield 0.093%)	15,900,000

TOTAL SHORT TERM INVESTMENTS
(Cost $20,720,714)		20,720,714

TOTAL INVESTMENTS (99.7%)
(Cost $281,452,717)		257,653,400
TOTAL OTHER ASSETS LESS LIABILITIES (0.3%)		687,152

TOTAL NET ASSETS (100.0%)		$258,340,552

*	Non-income producing security.
(a)	Affiliated Company. See accompanying Notes to Quarterly Portfolio of Investments.
(b)	Indicates a security which is considered restricted. Also see Note 5.
(c)	Private Placement: these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of June 30, 2011, these securities had a total value of $164,213,379 or 63.56% of total net assets.
(d)	Fair valued security under procedures established by the Fund’s Board of Directors. Total value of fair valued securities as of June 30, 2011 was $168,537,402 or 65.24% of total net assets.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2011 these securities had a total value of $3,312,432 or 1.28% of total net assets.

Common Abbreviations:

ADR - American Depositary Receipt

A/S - Aktieselskab is a Danish term for joint stock company

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

N.A. - National Association

REIT - Real Estate Investment Trust

S.A. - Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

June 30, 2011 (Unaudited)

Note 1.  Valuation and Investment Practices

Securities Valuation: Securities for which market quotations are readily available (including securities listed on national securities exchanges and those traded over-the-counter) are based on quoted prices from the applicable exchange. To the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Where market quotations are not readily available or where the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser or sub-adviser, does not represent fair value (“Fair Value Securities”), securities are valued at fair value by a Pricing Committee appointed by the Board of Directors, in consultation with the adviser or sub-adviser. The Fund uses various valuation techniques that utilize both observable and unobservable inputs including multi-dimensional relational pricing model, option adjusted spread pricing, book value, last available trade, discounted future cash flow models, cost, and comparable company approach. To the extent these inputs are observable and timely, the values of these securities are categorized as Level 2; otherwise, the values are categorized as Level 3. In such circumstances, the adviser or sub-adviser makes an initial written recommendation to the Pricing Committee regarding valuation methodology for each Fair Value Security. Thereafter, the adviser or sub-adviser conducts periodic reviews of each Fair Value Security to consider whether the respective methodology and its application is appropriate and recommends methodology changes when appropriate. The Pricing Committee reviews and makes a determination regarding each initial methodology recommendation and any subsequent methodology changes. All methodology recommendations and any changes are reviewed by the entire Board of Directors on a quarterly basis.

The Fund’s investments in unregistered pooled investment vehicles (hedge funds) are valued at the most recent value periodically determined by the respective hedge fund managers according to such manager’s policies and procedures (adjusted for estimated expenses and fees accrued to the Fund since the last valuation date); provided, however, that the Pricing Committee may consider whether it is appropriate, in light of relevant circumstances, to adjust such valuation in accordance with the Fund’s valuation procedures. If a hedge fund does not report a value to the Fund on a timely basis, the fair value of such hedge fund shall be based on the most recent value reported by the hedge fund, as well as any other relevant information available at the time the Fund values its portfolio. As a practical matter, hedge fund valuations generally can be obtained from hedge fund managers on a weekly basis, as of close of business Thursday, but the frequency and timing of receiving valuations for hedge fund investments is subject to change at any time, without notice to investors, at the discretion of the hedge fund manager or the Fund.

The Portfolio of Investments includes investments valued at $168,537,402 (65.24% of total net assets), whose fair values have been estimated by management in the absence of readily determinable fair values. Due to the inherent uncertainty of the valuation of these investments, these values may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates fair value.

Corporate Bonds, other than short-term securities, are valued at the price provided by an independent pricing service. The prices provided by the independent service are based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. To the extent that these inputs are observable and timely, the values of corporate bonds are categorized as Level 2; otherwise, the values are categorized as Level 3.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the U.S. market is open. The Fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The Fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. If the Fund uses adjusted prices, the Fund will periodically compare closing prices, the next days opening prices in the same markets and those adjusted prices as a means of evaluating its security valuation process.

Various inputs are used to determine the value of the Fund’s investments. Observable inputs are inputs that reflect the assumptions market participants would use based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions based on the best information available in the circumstances.

These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical investments
•	Level 2 – Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value:

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$50,350,050	$6,810,429	$32,488,463	$89,648,942
Banks & Thrifts	14,131,450	2,904,863	21,508,680	38,544,993
Diversified Financial Services	2,170,970	439,138	2,320,849	4,930,957
Electric	3,262,940	–	–	3,262,940
Healthcare Products	6,106,536	–	–	6,106,536
Insurance	–	–	4,766,405	4,766,405
Mining	529,000	–	–	529,000
Mortgages & REITS	–	–	2,127,482	2,127,482
Pharmaceuticals	721,575	–	–	721,575
Pipelines	478,926	–	–	478,926

Registered Investment Companies (RICs)	1,218,996	–	–	1,218,996
Retail	1,380,600	–	–	1,380,600
Savings & Loans	18,505,367	3,466,428	1,765,047	23,736,842
Tobacco Products	1,843,690	–	–	1,843,690

Foreign Common Stocks	10,097,543	112	1,500,445	11,598,100
Banks	492,561	–	–	492,561
Banks & Thrifts	407,742	–	–	407,742
Diversified Financial Services	292,182	–	–	292,182
Insurance	1,773,279	112	–	1,773,391
National Stock Exchange	–	–	1,500,445	1,500,445
Oil & Gas	2,564,000	–	–	2,564,000
Pharmaceuticals	3,134,622	–	–	3,134,622
Real Estate	1,433,157	–	–	1,433,157

Limited Partnerships	–	–	132,336,353	132,336,353
Domestic Preferred Stocks	–	–	1,786,226	1,786,226
Domestic Warrants	120,900	–	351,365	472,265
Domestic Corporate Bonds & Notes	–	1,090,800	–	1,090,800
Short Term Investments	20,720,714	–	–	20,720,714

TOTAL	$81,289,207	$7,901,341	$168,462,852	$257,653,400

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of March 31, 2011	Realized loss	Change in unrealized appreciation/ (depreciation)	Net purchases	Transfer in and/or (out) of Level 3	Balance as of June 30, 2011
Domestic Common Stocks	$32,925,256	$(2,058,848)	$(436,793)	$2,058,848	$-	$32,488,463
Foreign Common Stocks	1,606,281	-	(105,836)	-	-	1,500,445
Limited Partnerships	136,065,045	-	(3,728,692)	-	-	132,336,353
Domestic Preferred Stocks	1,803,779	-	(17,553)	-	-	1,786,226
Domestic Warrants	512,605	-	(161,240)	-	-	351,365
TOTAL	$172,912,966	$(2,058,848)	$(4,450,114)	$2,058,848	$-	$168,462,852

Recent Accounting Pronouncements – In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2011-03 “Transfers and Servicing (Topic 860):

Reconsideration of Effective Control for Repurchase Agreements.” The ASU 2011-03 is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem the financial assets before their maturity. The ASU is effective for the first interim or annual period beginning on or after December 15, 2011. Management is currently evaluating the impact this ASU may have on the Fund’s financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the impact this ASU may have on the Fund’s financial statements.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis, using the interest method.

Foreign Currency Translations: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions. Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between amounts of foreign interest and dividends recorded on the books of the Fund and the amounts actually received. The Fund records net realized gain or loss on investment securities and foreign currency transactions separately.

Investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include, but are not limited to: (i) less information about non-U.S. issuers or markets may be available due to less rigorous disclosure, accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile thus, in a changing market, the adviser may not be able to sell the Fund’s portfolio securities at times, in amounts and at prices they consider reasonable; (iii) currency exchange rates or controls may adversely affect the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience downturns or recessions; and, (v) withholdings and other non-U.S. taxes may decrease the Fund’s return.

Concentration Risk: The Fund has highly concentrated positions in certain hedge funds and may take concentrated positions in other securities. Concentrating investments in a fewer number of securities (including investments in hedge funds) may involve a degree of risk that is greater than a fund which has less concentrated investments spread out over a greater number of securities. For example, the value of the Fund’s net assets will fluctuate significantly based on the fluctuation in the value of the hedge funds in which it invests. In addition, investments in hedge funds can be highly volatile and may subject investors to heightened risk and higher operating expenses than another closed-end fund with a different investment focus.

Note 2.  Unrealized Appreciation/(Depreciation)

On June 30, 2011, based on cost of $289,681,520 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $25,840,985 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $57,869,105, resulting in net unrealized depreciation of $32,028,120.

Note 3.  Transactions With Affiliated Companies

Transactions during the period with companies in which the Fund owned at least 5% of the voting securities were as follows:

Name of Affiliate	Beginning Share Balance as of 4/1/11	Purchases	Sales	Ending Share Balance as of 06/30/11	Dividend Income	Realized Gains (Losses)	Market Value

Broadway Financial Corp..	96,980	-	-	96,980	-	-	213,356

CCF Holding Co.	340,815	-	-	340,815	-	-	187,448

J. Caird Partners, LP	1	-	-	1	-	-	19,828,772

Perpetual Federal Savings Bank	165,930	-	-	165,930	26,549	-	2,074,125

Redwood Financial, Inc.	40,650	-	-	40,650	-	-	487,800

River Valley Bancorp	89,993	-	-	89,993	18,899	-	1,462,386

Third Century Bancorp	110,500	-	-	110,500	37,797	-	276,250

Wolf Creek Partners, LP	1	-	-	1	-	-	47,995,881

TOTAL					$83,245	$-	$72,526,018

Note 4.  Credit Default Swaps

The Fund may enter into credit default swap contracts for hedging purposes, to gain market exposure or to add leverage to its portfolio. When used for hedging purposes, the Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they may be difficult to value, may be susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty. Credit default swaps are marked to market periodically using quotations from pricing services. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreement.

Counterparty Risk: Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to derivatives, swaps or other transactions supported by another party’s credit will affect the value of those instruments. By using derivatives, swaps or other transactions, the Fund assumes the risk that its counterparties could experience such changes in credit quality.

The Fund had no outstanding credit default swap contracts as of June 30, 2011.

Note 5.  Restricted Securities

As of June 30, 2011, investments in securities included issues that are considered restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Directors as reflecting fair value.

Restricted securities as of June 30, 2011 are as follows:

Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Affinity Financial Corp.	3/24/05	$1,000,000	$-	0.0%
Bay Pond	6/1/10	39,500,000	43,550,528	16.9%
CMET Finance Holding	12/8/03	2,500,000	490,750	0.2%
Community Bank	2/12/08	912,100	3,900,600	1.5%
Embarcadero Bank	7/7/06	550,000	559,350	0.2%
FC Holdings, Inc.	1/5/06	972,000	16,524	0.0%
First American International	11/29/05	1,052,050	485,134	0.2%
First Republic Bank	10/21/09-6/7/10	7,889,995	15,063,694	5.8%
First State Bank	11/21/07	190,350	7,050	0.0%
Florida Capital Group	8/23/06	2,203,175	96,631	0.0%
Forethought Financial Group, Inc.. Warrant, strike price $220.00, Expires 7/13/11	11/13/09-12/31/09	-	131,266	0.1%
Forethought Financial Group, Inc. - Class A	11/13/09	4,066,780	4,766,405	1.8%
Highland Financial Partners, LP	10/18/06	4,558,950	-	0.0%
Iguazu Partners, LP	11/4/10	4,500,000	4,649,021	1.8%
Independence Financial Group, Inc.	9/13/04	480,000	371,400	0.1%
J. Caird Partners, LP	7/1/10	18,000,000	19,828,772	7.7%
Maiden Holdings, Ltd., Series C	1/15/09	1,600,000	1,786,226	0.7%
MidCountry Financial Corp.	10/22/04	4,654,500	1,393,247	0.5%
National Bancshares, Inc.	6/6/06	2,128,160	172,064	0.1%
North River Partners	8/2/10	17,000,000	16,312,151	6.3%
NSE India, Ltd.	4/30/10	1,517,269	1,500,445	0.6%

Ocwen Structured Investments, LLC	3/20/07 - 8/27/07	1,494,245	423,243	0.2%
Privee, LLC	11/17/04	2,362,500	-	0.0%
Square 1 Financial, Inc.	5/3/05	3,029,000	1,565,993	0.6%
Tiptree Financial	6/4/07	2,058,848	1,035,456	0.4%
Verde Realty	2/16/07	2,900,700	1,423,980	0.6%
Wolf Creek	6/1/10	39,500,000	47,995,881	18.6%

		$166,620,622	$167,525,811	64.9%

Note 6.  Investments in Limited Partnerships

As of June 30, 2011, the Fund held investments in limited partnerships. The Fund’s investments in the limited partnerships are reported on the Portfolio of Investments under the section titled Limited Partnerships.

Since the investments in limited partnerships are not publicly traded, the Fund’s ability to make withdrawals from its investments in the limited partnerships is subject to certain restrictions which vary for each respective limited partnership. These restrictions include notice requirements for withdrawals and additional restrictions or charges for withdrawals within a certain time period following initial investment. In addition, there could be circumstances in which such restrictions can include the suspension or delay in withdrawals from the respective limited partnership, or limited withdrawals allowable only during specified times during the year. In certain circumstances a limited partner may not make withdrawals that occur less than one year following the date of admission to the partnership. As of June 30, 2011, withdrawal restrictions applied to certain of the Fund’s investments in limited partnerships as the Fund was admitted as a partner less than one year ago in certain investments.

The following table summarizes the Fund’s investments in limited partnerships as of June 30, 2011.

Description	% of Net Assets as of 6/30/11	Value as of 6/30/11	Net Unrealized Gain/(Loss) as of 6/30/11	Mgmt fees	Incentive fees	Redemption Period/ Frequency
Bay Pond Partners LP	16.9%	$43,550,528	$4,050,528	Annual rate of 1% of net assets	20% of net profits at the end of the fiscal year	June 30 or Dec 31 upon 45 days’ notice
Iguazu Partners LP	1.8%	4,649,021	149,021	Annual rate of 1% of net assets	20% of net profits at the end of the fiscal year	At the end of each calendar quarter upon 45 days’ notice
J. Caird Partners LP	7.7%	19,828,772	1,828,772	Annual rate of 1% of net assets	20% of net profits at the end of the fiscal year	At the end of each calendar quarter upon 45 days’ notice
North River Partners LP	6.3%	16,312,151	(687,849)	Annual rate of 1% of net assets	20% of net profits at the end of the fiscal year	At the end of each calendar quarter upon 45 days’ notice

Wolf Creek Partners LP	18.6%	47,995,881	8,495,881	Annual rate of 1% of net assets	20% of net profits at the end of the fiscal year	At the end of each calendar quarter upon 45 days’ notice
Total	51.2%	$132,336,353	$13,836,353

The Fund did not have any outstanding unfunded commitments as of June 30, 2011.

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 - Exhibits.

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	First Opportunity Fund, Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	August 29, 2011

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	August 29, 2011

By:	/s/ Nicole L. Murphey
Nicole L. Murphey, Chief Financial Officer, Chief Accounting Officer, Vice President, Treasurer, Asst. Secretary
(Principal Financial Officer)

Date:	August 29, 2011